CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,097,108)	$ (439,637)	$ (5,285,089)	$ 114,318
Adjustments to reconcile net (loss) income to net cash used in operating activities
Depreciation and amortization expense	17,726	17,725	70,894	60,459
(Gain)/loss on extinguishment of debt			0	(2,339,353)
Debt settlement expense			0	566,129
Amortization of debt discount	343,454	13,333	775,091	295,000
Change in fair value of derivative liability	(232,000)	(35,000)	1,600,000	(11,000)
Change in fair value of warrant liability	47,000	(3,000)	244,000	(4,000)
Financing costs related to convertible debentures	608,699	0	1,310,751	164,000
Shares issued for services			100,000	0
Changes in operating assets and liabilities:
Inventory	(4,200)	0
Prepaid expenses and other current assets	4,024	157,500	145,301	(223,000)
Accounts payable	63,793	20,613	31,982	(63,959)
Other accrued expenses	37,448	41,976	179,822	162,941
Accrued interest - related parties	50,587	20,000	61,455	91,500
CASH USED IN OPERATING ACTIVITIES	(160,576)	(206,490)	(765,793)	(722,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets	(5,350)	0
Cash paid for construction in progress	(68,527)	0	(171,050)	0
CASH USED IN INVESTING ACTIVITIES	(73,877)	0	(171,050)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank loan			0	45,000
Payments on bank loan	(1,862)	(1,012)	(6,587)	(2,000)
Payment of related party notes payable			0	(16,000)
Repayment line of credit short-term			(2,486)	0
Borrowing on Notes payable - related party			0	657,257
Notes receivable			(76,000)	0
Line of credit			0	(40,005)
Proceeds from sale of stock	15,400	25,000	25,000	10,000
Proceeds from convertible debentures	221,050	140,000	1,072,901	150,000
Proceeds from convertible debentures, related party			180,000	0
Payments on convertible debentures	0	(27,500)	(227,500)	0
Payments on convertible debentures, related party			(92,400)	0
CASH PROVIDED BY FINANCING ACTIVITIES	234,588	136,488	872,928	804,252
NET CHANGE IN CASH	135	(70,002)	(63,915)	82,037
CASH AT BEGINNING OF YEAR	24,280	88,195	88,195	6,158
CASH AT YEAR END	24,415	18,193	24,280	88,195
Interest paid	19,287	20,355	109,610	72,837
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Common Stock issued for debt settlement			0	566,129
Repayment of debt through issuance of bank loan			0	200,000
Shares issued upon conversion	515,750	0	79,304	0
Notes receivable issued as consideration for convertible debenture	$ 55,000	$ 0	$ 131,200	$ 0